Deposits	12 Months Ended
Dec. 31, 2019
Deposits:
Deposits

(8)Deposits

The components of deposits at December 31, 2019 and 2018 are as follows:

(dollars in thousands)	2019	2018
Demand, noninterest bearing	$139,450	126,150
Demand, interest-bearing	94,416	114,610
Savings accounts	3,231	3,097
Money market accounts	302,242	229,557
Time deposits	311,829	278,716
Total	$851,168	752,130

The aggregate amount of time deposits in denominations over $250 thousand were $271.1 million and $233.7 milllion as of December 31, 2019 and 2018, respectively.

At December 31, 2019, the scheduled maturities of time deposits are as follows (in thousands):

2020	$261,473
2021	27,438
2022	727
2023	11,249
2024	10,942
$311,829